CONVERTIBLE DEBENTURES (Details Narrative)				1 Months Ended		12 Months Ended
	Mar. 12, 2023 CAD ($) $ / shares	Mar. 12, 2021 CAD ($) $ / shares	Mar. 12, 2021 USD ($)	May 30, 2023 CAD ($)	May 31, 2022 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Statement [Line Items]
Gross proceeds						$ 3,861,593	$ 3,727,676	$ 3,492,240
Principal amount						879,000	145,763
Fair value amount				$ 897,000
Loss on settlement fees						218,567
Convertible Debentures Series A Three [Member]
Statement [Line Items]
Conversion price per share | $ / shares		$ 0.50
Convertible Debentures Series A Four [Member]
Statement [Line Items]
Gross proceeds		$ 390,000
Principal amount		$ 1,000
Warrants Purchase			$ 1,000
Maturity date		Mar. 12, 2022	Mar. 12, 2022
Interest rate		15.00%	15.00%
Conversion price per share | $ / shares	$ 0.75	$ 0.50
Subscription amount		$ 390,000
Pro-rata fair values	$ 208,452	$ 181,548
Convertible Debentures Series A Five [Member]
Statement [Line Items]
Gross proceeds					$ 897,000
Principal amount					390,000
Warrants Purchase			$ 1,000		$ 1,000
Maturity date					May 31, 2023
Interest rate					15.00%
Conversion price per share | $ / shares					$ 0.36
Exercise price of per share | $ / shares					$ 1.25
Subscription amount					$ 897,000
Equity portion of convertible debt					678,433			$ 218,567
Accrued interest					58,500
Transfer loss in the amount					$ 99,635
InterestExpenses						$ 134,551	$ 11,212
Common share purchase warrants | shares					1,000
Company issued an aggregateof Debenture					$ 488,500
Remaining amont					448,500
Settlement of outstanding Loans amount					$ 390,000